CONSOLIDATED STATEMENTS OF LOSS AND OTHER COMPREHENSIVE LOSS - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF LOSS AND OTHER COMPREHENSIVE LOSS
Revenue	€ 4,348,000	€ 3,084,000	€ 852,000
Cost of goods sold	(1,656,000)	(1,150,000)	(303,000)
Gross profit	2,692,000	1,934,000	549,000
Research and Development Expense	(26,651,000)	(15,861,000)	(12,344,000)
Selling, General and Administrative Expense	(21,687,000)	(18,855,000)	(14,712,000)
Other income/(expense)	544,000	283,000	265,000
Operating loss for the period	(45,102,000)	(32,499,000)	(26,242,000)
Financial income	4,174,000	6,763,000	3,675,000
Financial expense	(3,729,000)	(4,320,000)	(2,072,000)
Loss for the period before taxes	(44,657,000)	(30,056,000)	(24,639,000)
Income taxes	1,445,000	(1,169,000)	(2,980,000)
Loss for the period	(43,212,000)	(31,225,000)	(27,618,903)
Loss attributable to equity holders	(43,212,000)	(31,225,000)	(27,619,000)
Items that may not be subsequently reclassified to profit or loss (net of tax)
Remeasurements of post-employment benefit obligations, net of tax	81,000	70,000	(68,000)
Items that may be subsequently reclassified to profit or loss (net of tax)
Currency translation differences	(120,000)	(96,000)	121,000
Total other comprehensive income/(loss)	(39,000)	(26,000)	53,000
Total comprehensive loss for the year, net of tax	(43,251,000)	(31,251,000)	(27,566,000)
Loss attributable to equity holders	€ (43,251,000)	€ (31,251,000)	€ (27,566,000)
Basic loss per share (in EUR)	€ (1.545)	€ (1.209)	€ (1.161)
Diluted loss per share (in EUR)	€ (1.545)	€ (1.209)	€ (1.161)